Other assets - Favorable contracts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Finite-lived Intangible Assets [Roll Forward]
Amortization of favorable contracts	$ (58)	$ 0	$ (134)	$ 0
Favorable contracts
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	287		287	287
Accumulated Amortization	(101)		(254)	0
Finite-lived Intangible Assets [Roll Forward]
Net carrying amount, beginning		287	186
Amortization of favorable contracts		$ (101)	(153)
Net carrying amount, ending	$ 186		$ 33	$ 287